Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Disclosure Of Minimum Rental Commitments Under Operating Leases

Year	Minimum Rental Commitments
2012	$5,161
2013	4,023
2014	3,890
2015	3,809
2016	2,841
Thereafter	6,013

Total minimum payments	$25,737

Disclosure Of Obligation For Firm Transportation Commitments

Year	Firm Transportation Commitments
2012	$16,105
2013	11,916
2014	9,431
2015	1,661
2016	—
Thereafter	—

Total firm transportation commitments	$39,113